EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders from continuing operations	$ 748,924	$ 129,336	$ 28,263
Income(Loss) attributable to Daqo New Energy Corp. ordinary shareholders from discontinued operations, net of tax		(141)	1,261
Net income attributable to Daqo New Energy Corp. ordinary shareholders-basic and diluted	$ 748,924	$ 129,195	$ 29,524
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	369,341,105	355,087,013	339,571,054
Weighted average number of ordinary shares outstanding used in computing earnings per share-diluted	383,766,406	375,017,150	349,961,558
Basic earnings per share-continuing operations	$ 2.03	$ 0.36	$ 0.08
Basic earnings per share-discontinued operations		0.00	0.01
Net income attributable to Daqo New Energy Corp. per ordinary share-basic	2.03	0.36	0.09
Diluted earnings per share-continuing operations	1.95	0.34	0.08
Diluted earnings per share-discontinued operations		0.00	0.00
Net income attributable to Daqo New Energy Corp. per ordinary share-diluted	$ 1.95	$ 0.34	$ 0.08
Employee Stock Option [Member]
Denominator used in basic and diluted earnings per share:
Plus: Dilutive effects	1,735,798	4,421,397	5,568,144
Restricted Stock Units (RSUs) [Member]
Denominator used in basic and diluted earnings per share:
Plus: Dilutive effects	12,689,503	15,508,740	4,822,360